Related Party Transactions (Details Narrative) - USD ($)											3 Months Ended		12 Months Ended
	Jul. 01, 2023	Jun. 12, 2023	Apr. 16, 2023	Jan. 09, 2023	Jan. 01, 2023	Jul. 15, 2022	Jul. 01, 2022	Jan. 02, 2022	Jul. 14, 2021	Mar. 15, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross											43,250
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Exercise Price											$ 6.10		$ 5.96
Share Price											$ 4.00
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term											1 year
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate											91.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate											0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate											472.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross													252,779	1,498,010
Stock Issued During Period, Value, New Issues													$ 1,620,000
Share-Based Payment Arrangement, Expense											$ 730,000	$ 684,000	2,600,000	$ 1,500,000
Stock issued for service, shares														288,909
Stock issued for service, values											586,000	612,000	1,545,000	$ 1,744,000
Proceeds from related party debt											5,000
Changes in interest payable											5,000
Mr. Destler [Member]
Related Party Transaction [Line Items]
Rent payments														45,000
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Payments to related party, debt														29,000
Mr Klausner [Member]
Related Party Transaction [Line Items]
Stock issued for service, shares				33,930						10,179
Stock issued for service, values										$ 60,000	$ 200,000
Steven Handy [Member]
Related Party Transaction [Line Items]
Payment to employee														6,000
Aaron Danks [Member]
Related Party Transaction [Line Items]
Other expenses														$ 26,000
Geoffrey Andersen [Member]
Related Party Transaction [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Exercise Price						$ 8.84
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross						10,179
Equity Option [Member] | Geoffrey Andersen [Member]
Related Party Transaction [Line Items]
Common shares issued in private offerings, shares						9,848
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Exercise Price						$ 5.90
Share Price						$ 9.90
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term						5 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate						110.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate						0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate						0.90%
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross						9,848
Stock Issued During Period, Value, New Issues						$ 52,000
Share-Based Payment Arrangement, Expense													$ 52,000
Common Stock [Member]
Related Party Transaction [Line Items]
Common shares issued in private offerings, shares													183,223
Stock Issued During Period, Value, New Issues
Stock issued for service, shares											55,063	69,132	174,739	288,909
Stock issued for service, values
Subsequent Event [Member]
Related Party Transaction [Line Items]
Stock issued for service, shares		1,875	19,323
Stock issued for service, values		$ 7,500	$ 400,000
Three Year Consulting Agreement [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross									4,242
Shares Granted, Value, Share-Based Payment Arrangement, before Forfeiture									$ 25,000
Common shares issued in private offerings, shares							10,179	8,483
Three Year Consulting Agreement [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Common shares issued in private offerings, shares	10,179				10,179
One Year Consulting Agreement [Member] | Equity Option [Member]
Related Party Transaction [Line Items]
Common shares issued in private offerings, shares						1,697
Share Price						$ 9.90
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term						5 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate						110.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate						0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate						0.90%
One Year Consulting Agreement [Member] | Common Stock [Member] | Equity Option [Member]
Related Party Transaction [Line Items]
Shares Granted, Value, Share-Based Payment Arrangement, before Forfeiture						$ 10,000
Common shares issued in private offerings, shares						1,697
Payments to related party, debt						$ 2,500
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Exercise Price						$ 9.90